Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Voya Intermediate Bond Portfolio
Entity Central Index Key	0000002646
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000023849
Shareholder Report [Line Items]
Fund Name	Voya Intermediate Bond Portfolio
Class Name	Class ADV
Trading Symbol	IIBPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Intermediate Bond Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$107	1.03%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund outperformed the Bloomberg US Aggregate Bond Index (before the deduction of fees and expenses). Outperformance was driven by sector allocation & security selection decisions.

↑ Top contributors to performance: Security selection in emerging market Hard Currency Sovereigns was the top contributor for the year, partially driven by bias towards Latin America. Security selection results within commercial mortgage-backed securities also contributed given our allocation to higher yielding private label deals. The allocation to non-agency residential mortgage-backed securities and credit risk transfer contributed, as mortgage credit was supported by robust housing metrics. Overweight to EM, which broadly outperformed U.S. credit.

↓ Top detractors from performance: Security selection within agency mortgage-backed securities was the most notable detractor, driven by an allocation to collateralized mortgage obligations, which underperformed the substantial rally in pools. Credit Default Swap Index protection was a drag given high yield outperformed.

Line Graph [Table Text Block]
	Class ADV	Bloomberg U.S. Aggregate Bond Index
2015	$10,000	$10,000
2016	$10,392	$10,265
2017	$10,863	$10,628
2018	$10,746	$10,629
2019	$11,744	$11,556
2020	$12,605	$12,424
2021	$12,426	$12,233
2022	$10,575	$10,641
2023	$11,292	$11,230
2024	$11,550	$11,370
2025	$12,382	$12,200

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class ADV	7.21%	-0.36%	2.16%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%

AssetsNet	$ 922,673,769
Holdings Count | Holding	1,855
Advisory Fees Paid, Amount	$ 3,264,958
InvestmentCompanyPortfolioTurnover	117.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$922,673,769 # of Portfolio Holdings1,855 Portfolio Turnover Rate117% Investment Advisory Fees Paid$3,264,958
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	4.2%
Bank Loans	0.0%
Municipal Bonds	0.2%
Exchange-Traded Funds	1.0%
Sovereign Bonds	1.2%
U.S. Treasury Obligations	3.8%
Commercial Mortgage-Backed Securities	7.2%
Asset-Backed Securities	9.7%
U.S. Government Agency Obligations	16.0%
Collateralized Mortgage Obligations	16.2%
Mutual Funds	18.6%
Corporate Bonds/Notes	21.9%

Largest Holdings [Text Block]

Top 10 Holdings

Voya VACS Series EMHCD Fund	9.3%
Voya VACS Series SC Fund	6.1%
Voya VACS Series HYB Fund	3.2%
Brazil Letras do Tesouro Nacional, 15.084%, 01/01/26	1.2%
Uniform Mortgage-Backed Securities, 2.500%, 02/01/52	1.2%
United States Treasury Notes, 4.000%, 11/15/35	1.1%
Voya Ultra Short Income ETF	1.0%
Ginnie Mae, 5.500%, 01/20/56	1.0%
Uniform Mortgage-Backed Securities, 2.000%, 12/01/51	0.9%
Dryden 104 CLO Ltd. - Class A1R, 5.179%, 08/20/34	0.7%

Material Fund Change [Text Block]
C000028784
Shareholder Report [Line Items]
Fund Name	Voya Intermediate Bond Portfolio
Class Name	Class I
Trading Symbol	IPIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Intermediate Bond Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$55	0.53%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund outperformed the Bloomberg US Aggregate Bond Index (before the deduction of fees and expenses). Outperformance was driven by sector allocation & security selection decisions.

↑ Top contributors to performance: Security selection in emerging market Hard Currency Sovereigns was the top contributor for the year, partially driven by bias towards Latin America. Security selection results within commercial mortgage-backed securities also contributed given our allocation to higher yielding private label deals. The allocation to non-agency residential mortgage-backed securities and credit risk transfer contributed, as mortgage credit was supported by robust housing metrics. Overweight to EM, which broadly outperformed U.S. credit.

↓ Top detractors from performance: Security selection within agency mortgage-backed securities was the most notable detractor, driven by an allocation to collateralized mortgage obligations, which underperformed the substantial rally in pools. Credit Default Swap Index protection was a drag given high yield outperformed.

Line Graph [Table Text Block]
	Class I	Bloomberg U.S. Aggregate Bond Index
2015	$10,000	$10,000
2016	$10,433	$10,265
2017	$10,959	$10,628
2018	$10,899	$10,629
2019	$11,973	$11,556
2020	$12,909	$12,424
2021	$12,795	$12,233
2022	$10,948	$10,641
2023	$11,745	$11,230
2024	$12,076	$11,370
2025	$13,007	$12,200

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	7.71%	0.15%	2.66%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%

AssetsNet	$ 922,673,769
Holdings Count | Holding	1,855
Advisory Fees Paid, Amount	$ 3,264,958
InvestmentCompanyPortfolioTurnover	117.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$922,673,769 # of Portfolio Holdings1,855 Portfolio Turnover Rate117% Investment Advisory Fees Paid$3,264,958
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	4.2%
Bank Loans	0.0%
Municipal Bonds	0.2%
Exchange-Traded Funds	1.0%
Sovereign Bonds	1.2%
U.S. Treasury Obligations	3.8%
Commercial Mortgage-Backed Securities	7.2%
Asset-Backed Securities	9.7%
U.S. Government Agency Obligations	16.0%
Collateralized Mortgage Obligations	16.2%
Mutual Funds	18.6%
Corporate Bonds/Notes	21.9%

Largest Holdings [Text Block]

Top 10 Holdings

Voya VACS Series EMHCD Fund	9.3%
Voya VACS Series SC Fund	6.1%
Voya VACS Series HYB Fund	3.2%
Brazil Letras do Tesouro Nacional, 15.084%, 01/01/26	1.2%
Uniform Mortgage-Backed Securities, 2.500%, 02/01/52	1.2%
United States Treasury Notes, 4.000%, 11/15/35	1.1%
Voya Ultra Short Income ETF	1.0%
Ginnie Mae, 5.500%, 01/20/56	1.0%
Uniform Mortgage-Backed Securities, 2.000%, 12/01/51	0.9%
Dryden 104 CLO Ltd. - Class A1R, 5.179%, 08/20/34	0.7%

Material Fund Change [Text Block]
C000028785
Shareholder Report [Line Items]
Fund Name	Voya Intermediate Bond Portfolio
Class Name	Class S
Trading Symbol	IPISX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Intermediate Bond Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$81	0.78%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund outperformed the Bloomberg US Aggregate Bond Index (before the deduction of fees and expenses). Outperformance was driven by sector allocation & security selection decisions.

↑ Top contributors to performance: Security selection in emerging market Hard Currency Sovereigns was the top contributor for the year, partially driven by bias towards Latin America. Security selection results within commercial mortgage-backed securities also contributed given our allocation to higher yielding private label deals. The allocation to non-agency residential mortgage-backed securities and credit risk transfer contributed, as mortgage credit was supported by robust housing metrics. Overweight to EM, which broadly outperformed U.S. credit.

↓ Top detractors from performance: Security selection within agency mortgage-backed securities was the most notable detractor, driven by an allocation to collateralized mortgage obligations, which underperformed the substantial rally in pools. Credit Default Swap Index protection was a drag given high yield outperformed.

Line Graph [Table Text Block]
	Class S	Bloomberg U.S. Aggregate Bond Index
2015	$10,000	$10,000
2016	$10,417	$10,265
2017	$10,915	$10,628
2018	$10,826	$10,629
2019	$11,859	$11,556
2020	$12,757	$12,424
2021	$12,620	$12,233
2022	$10,768	$10,641
2023	$11,525	$11,230
2024	$11,818	$11,370
2025	$12,700	$12,200

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S	7.46%	-0.09%	2.42%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%

AssetsNet	$ 922,673,769
Holdings Count | Holding	1,855
Advisory Fees Paid, Amount	$ 3,264,958
InvestmentCompanyPortfolioTurnover	117.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$922,673,769 # of Portfolio Holdings1,855 Portfolio Turnover Rate117% Investment Advisory Fees Paid$3,264,958
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	4.2%
Bank Loans	0.0%
Municipal Bonds	0.2%
Exchange-Traded Funds	1.0%
Sovereign Bonds	1.2%
U.S. Treasury Obligations	3.8%
Commercial Mortgage-Backed Securities	7.2%
Asset-Backed Securities	9.7%
U.S. Government Agency Obligations	16.0%
Collateralized Mortgage Obligations	16.2%
Mutual Funds	18.6%
Corporate Bonds/Notes	21.9%

Largest Holdings [Text Block]

Top 10 Holdings

Voya VACS Series EMHCD Fund	9.3%
Voya VACS Series SC Fund	6.1%
Voya VACS Series HYB Fund	3.2%
Brazil Letras do Tesouro Nacional, 15.084%, 01/01/26	1.2%
Uniform Mortgage-Backed Securities, 2.500%, 02/01/52	1.2%
United States Treasury Notes, 4.000%, 11/15/35	1.1%
Voya Ultra Short Income ETF	1.0%
Ginnie Mae, 5.500%, 01/20/56	1.0%
Uniform Mortgage-Backed Securities, 2.000%, 12/01/51	0.9%
Dryden 104 CLO Ltd. - Class A1R, 5.179%, 08/20/34	0.7%

Material Fund Change [Text Block]
C000074893
Shareholder Report [Line Items]
Fund Name	Voya Intermediate Bond Portfolio
Class Name	Class S2
Trading Symbol	IIBTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Intermediate Bond Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$96	0.93%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund outperformed the Bloomberg US Aggregate Bond Index (before the deduction of fees and expenses). Outperformance was driven by sector allocation & security selection decisions.

↑ Top contributors to performance: Security selection in emerging market Hard Currency Sovereigns was the top contributor for the year, partially driven by bias towards Latin America. Security selection results within commercial mortgage-backed securities also contributed given our allocation to higher yielding private label deals. The allocation to non-agency residential mortgage-backed securities and credit risk transfer contributed, as mortgage credit was supported by robust housing metrics. Overweight to EM, which broadly outperformed U.S. credit.

↓ Top detractors from performance: Security selection within agency mortgage-backed securities was the most notable detractor, driven by an allocation to collateralized mortgage obligations, which underperformed the substantial rally in pools. Credit Default Swap Index protection was a drag given high yield outperformed.

Line Graph [Table Text Block]
	Class S2	Bloomberg U.S. Aggregate Bond Index
2015	$10,000	$10,000
2016	$10,399	$10,265
2017	$10,881	$10,628
2018	$10,775	$10,629
2019	$11,787	$11,556
2020	$12,663	$12,424
2021	$12,507	$12,233
2022	$10,646	$10,641
2023	$11,379	$11,230
2024	$11,650	$11,370
2025	$12,503	$12,200

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S2	7.32%	-0.26%	2.26%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%

AssetsNet	$ 922,673,769
Holdings Count | Holding	1,855
Advisory Fees Paid, Amount	$ 3,264,958
InvestmentCompanyPortfolioTurnover	117.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$922,673,769 # of Portfolio Holdings1,855 Portfolio Turnover Rate117% Investment Advisory Fees Paid$3,264,958
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	4.2%
Bank Loans	0.0%
Municipal Bonds	0.2%
Exchange-Traded Funds	1.0%
Sovereign Bonds	1.2%
U.S. Treasury Obligations	3.8%
Commercial Mortgage-Backed Securities	7.2%
Asset-Backed Securities	9.7%
U.S. Government Agency Obligations	16.0%
Collateralized Mortgage Obligations	16.2%
Mutual Funds	18.6%
Corporate Bonds/Notes	21.9%

Largest Holdings [Text Block]

Top 10 Holdings

Voya VACS Series EMHCD Fund	9.3%
Voya VACS Series SC Fund	6.1%
Voya VACS Series HYB Fund	3.2%
Brazil Letras do Tesouro Nacional, 15.084%, 01/01/26	1.2%
Uniform Mortgage-Backed Securities, 2.500%, 02/01/52	1.2%
United States Treasury Notes, 4.000%, 11/15/35	1.1%
Voya Ultra Short Income ETF	1.0%
Ginnie Mae, 5.500%, 01/20/56	1.0%
Uniform Mortgage-Backed Securities, 2.000%, 12/01/51	0.9%
Dryden 104 CLO Ltd. - Class A1R, 5.179%, 08/20/34	0.7%

Material Fund Change [Text Block]